BALANCE SHEET COMPONENTS - Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other current liabilities
System advances		$ 640	$ 1,493
Lease liabilities - current portion		333	645
Due to related parties		399	190
Other		217	308
Total other current liabilities	$ 1,069	$ 1,589	$ 2,636
Current portion of operating lease liabilities included within other current liabilities		Lease liabilities - current portion